EQUITY-ACCOUNTED INVESTMENTS - Summary of Equity-Accounted Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of transactions between related parties [line items]
December 31, 2023			$ 644
Investment			50
Disposal			(25)
Share of net loss	$ (7)	$ (3)	(22)	$ 0
Share of other comprehensive loss			(6)
Dividends received			(7)
Foreign exchange translation and other			3
June 30, 2024	$ 637		637
Subsidiary
Disclosure of transactions between related parties [line items]
Disposal			$ 25